Revenue and Other Income - Schedule of Revenue from Customers (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Customer A [Member]
Schedule of Revenue from Customers [Line Items]
Revenue from customer	$ 11,159,000	$ 17,713,000		$ 33,260,000
Customer B [Member]
Schedule of Revenue from Customers [Line Items]
Revenue from customer	9,109,000	11,801,000			[1]
Customer C [Member]
Schedule of Revenue from Customers [Line Items]
Revenue from customer	9,170,000	9,614,000			[1]
Customer D [Member]
Schedule of Revenue from Customers [Line Items]
Revenue from customer	$ 7,970,000		[1]		[1]

[1]	The customers generated less than 10% of the total revenue of the Group during the year.